Trade and other receivables - Movements in the provision for bad and doubtful debts (Details) - Impairment - Trade receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
At 1 January	$ 45	$ 49	$ 57
Exchange adjustment	(2)	1	(3)
Net receivables provided during the year	1	3	4
Utilisation of provision	(3)	(8)	(9)
At 31 December	$ 41	$ 45	$ 49